Loan Sales and Securitizations	12 Months Ended
Dec. 31, 2013
Loan Sales and Securitizations [Abstract]
LOAN SALES AND SECURITIZATIONS

6. Loan sales and Securitizations

Residential Mortgage Portfolio

The following table summarizes activity relating to residential mortgage loans sold with servicing retained for the years ended December 31, 2013, 2012, and 2011:

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Residential mortgage loans sold with servicing retained	$3,221,239	$3,954,762	$3,078,475
Pretax gains (1)	102,935	128,408	77,591

(1)	Recorded in mortgage banking income.

A MSR is established only when the servicing is contractually separated from the underlying mortgage loans by sale or securitization of the loans with servicing rights retained. At initial recognition, the MSR asset is established at its fair value using assumptions consistent with assumptions used to estimate the fair value of existing MSRs. At the time of initial capitalization, MSRs may be recorded using either the fair value method or the amortization method. The election of the fair value method or amortization method is made at the time each servicing class is established. Subsequently, servicing rights are accounted for based on the methodology chosen for each respective servicing class. Any increase or decrease in the fair value of MSRs carried under the fair value method, as well as amortization or impairment of MSRs recorded using the amortization method, during the period is recorded as an increase or decrease in mortgage banking income, which is reflected in noninterest income in the Consolidated Statements of Income.

The following tables summarize the changes in MSRs recorded using either the fair value method or the amortization method for the years ended December 31, 2013 and 2012:

Fair Value Method
(dollar amounts in thousands)	2013	2012
Fair value, beginning of year	$35,202	$65,001
Change in fair value during the period due to:
Time decay (1)	(2,648)	(2,881)
Payoffs (2)	(11,851)	(14,389)
Changes in valuation inputs or assumptions (3)	13,533	(12,529)
Fair value, end of year	$34,236	$35,202
Weighted-average life (years)	4.2	3.2

(1)	Represents decrease in value due to passage of time, including the impact from both regularly scheduled loan principal payments and partial loan paydowns.
(2)	Represents decrease in value associated with loans that paid off during the period.
(3)	Represents change in value resulting primarily from market-driven changes in interest rates and prepayment speeds.

Amortization Method
(dollar amounts in thousands)	2013	2012
Carrying value, beginning of year	$85,545	$72,434
New servicing assets created	34,743	36,123
Impairment recovery (charge)	22,023	(4,374)
Amortization and other	(14,247)	(18,638)
Carrying value, end of year	$128,064	$85,545
Fair value, end of year	$143,304	$85,612
Weighted-average life (years)	6.8	3.3

MSRs do not trade in an active, open market with readily observable prices. While sales of MSRs occur, the precise terms and conditions are typically not readily available. Therefore, the fair value of MSRs is estimated using a discounted future cash flow model. The model considers portfolio characteristics, contractually specified servicing fees and assumptions related to prepayments, delinquency rates, late charges, other ancillary revenues, costs to service, and other economic factors. Changes in the assumptions used may have a significant impact on the valuation of MSRs.

MSR values are very sensitive to movements in interest rates as expected future net servicing income depends on the projected outstanding principal balances of the underlying loans, which can be greatly impacted by the level of prepayments. Huntington hedges the value of certain MSRs against changes in value attributable to changes in interest rates using a combination of derivative instruments and trading securities.

For MSRs under the fair value method, a summary of key assumptions and the sensitivity of the MSR value to changes in these assumptions at December 31, 2013, and 2012 follows:

	December 31, 2013				December 31, 2012
			Decline in fair value due to				Decline in fair value due to
			10%	20%			10%	20%
			adverse	adverse			adverse	adverse
(dollar amounts in thousands)	Actual		change	change	Actual		change	change
Constant prepayment rate (annualized)	11.90%		$(1,935)	$(3,816)	19.52%		$(2,608)	$(5,051)
Spread over forward interest rate swap rates	1,069	bps	(1,376)	(2,753)	1,288	bps	(1,290)	(2,580)

For MSRs under the amortization method, a summary of key assumptions and the sensitivity of the MSR value to changes in these assumptions at December 31, 2013 and 2012 follows:

	December 31, 2013				December 31, 2012
			Decline in fair value due to				Decline in fair value due to
			10%	20%			10%	20%
			adverse	adverse			adverse	adverse
(dollar amounts in thousands)	Actual		change	change	Actual		change	change
Constant prepayment rate (annualized)	6.70%		$(6,813)	$(12,977)	15.45%		$(4,936)	$(9,451)
Spread over forward interest rate swap rates	940	bps	(6,027)	(12,054)	940	bps	(3,060)	(6,119)

Total servicing fees included in mortgage banking income amounted to $43.8 million, $46.2 million, and $49.1 million in 2013, 2012, and 2011, respectively. The unpaid principal balance of residential mortgage loans serviced for third parties was $15.2 billion, $15.6 billion, and $15.9 billion at December 31, 2013, 2012, and 2011, respectively.

Automobile Portfolio

The following table summarizes activity relating to automobile loans sold and/or securitized with servicing retained for the years ended December 31, 2013, 2012, and 2011:

(dollar amounts in thousands)		2013 (1)	2012		2011
Automobile loans sold with servicing retained	$	---	$169,324	$	---
Automobile loans securitized with servicing retained		---	2,300,018		1,020,146
Pretax gains (2)		---	42,251		15,454

(1)	Huntington did not sell or securitize any automobile loans in 2013.
(2)	Recorded in noninterest income

Huntington has retained servicing responsibilities on sold automobile loans and receives annual servicing fees and other ancillary fees on the outstanding loan balances. Automobile loan servicing rights are accounted for using the amortization method. A servicing asset is established at fair value at the time of the sale using a discounted future cash flow model. The model considers assumptions related to actual servicing income, adequate compensation for servicing, and other ancillary fees. The servicing asset is then amortized against servicing income. Impairment, if any, is recognized when carrying value exceeds the fair value as determined by calculating the present value of expected net future cash flows. The primary risk characteristic for measuring servicing assets is payoff rates of the underlying loan pools. Valuation calculations rely on the predicted payoff assumption and, if actual payoff is quicker than expected, then future value would be impaired.

Changes in the carrying value of automobile loan servicing rights for the years ended December 31, 2013 and 2012, and the fair value at the end of each period were as follows:

(dollar amounts in thousands)	2013	2012
Carrying value, beginning of year	$35,606	$13,377
New servicing assets created	---	38,043
Impairment charge	---	(75)
Amortization and other	(17,934)	(15,739)
Carrying value, end of year	$17,672	$35,606

Fair value, end of year	$18,193	$36,470
Weighted-average life (years)	3.6	4.3

A summary of key assumptions and the sensitivity of the automobile loan servicing rights value to changes in these assumptions at December 31, 2013 and 2012 follows:

	December 31, 2013				December 31, 2012
			Decline in fair value due to				Decline in fair value due to
			10%	20%			10%	20%
			adverse	adverse			adverse	adverse
(dollar amounts in thousands)	Actual		change	change	Actual		change	change
Constant prepayment rate (annualized)	14.65%		$(584)	$(1,183)	13.80%		$(880)	$(1,771)
Spread over forward interest rate swap rates	500	bps	(7)	(15)	500	bps	(18)	(36)

Servicing income, net of amortization of capitalized servicing assets, amounted to $10.3 million, $8.7 million, and $2.0 million for the years ended December 31, 2013, 2012, and 2011, respectively. The unpaid principal balance of automobile loans serviced for third parties was $1.6 billion, $2.5 billion, and $0.9 billion at December 31, 2013, 2012, and 2011, respectively.

Small Business Association (SBA) Portfolio

The following table summarizes activity relating to SBA loans sold with servicing retained for the years ended December 31, 2013, 2012, and 2011:

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
SBA loans sold with servicing retained	$178,874	$209,540	$234,803
Pretax gains resulting from above loan sales (1)	19,556	22,916	21,488

(1)	Recorded in noninterest income

Huntington has retained servicing responsibilities on sold SBA loans and receives annual servicing fees on the outstanding loan balances. SBA loan servicing rights are accounted for using the amortization method. A servicing asset is established at fair value at the time of the sale using a discounted future cash flow model. The servicing asset is then amortized against servicing income. Impairment, if any, is recognized when carrying value exceeds the fair value as determined by calculating the present value of expected net future cash flows.

The following tables summarize the changes in the carrying value of the servicing asset for the years ended December 31, 2013 and 2012:

(dollar amounts in thousands)	2013	2012
Carrying value, beginning of year	$15,147	$12,022
New servicing assets created	6,105	6,947
Amortization and other	(4,387)	(3,822)
Carrying value, end of year	$16,865	$15,147

Fair value, end of year	$16,865	$15,147

Weighted-average life (years)	3.5	3.5

A summary of key assumptions and the sensitivity of the SBA loan servicing rights value to changes in these assumptions at December 31, 2013 and 2012 follows:

	December 31, 2013				December 31, 2012
			Decline in fair value due to				Decline in fair value due to
			10%	20%			10%	20%
			adverse	adverse			adverse	adverse
(dollar amounts in thousands)	Actual		change	change	Actual		change	change
Constant prepayment rate (annualized)	5.90%		$(221)	$(438)	6.40%		$(201)	$(398)
Discount rate	1,500	bps	(446)	(873)	1,500	bps	(374)	(731)

Servicing income, net of amortization of capitalized servicing assets, amounted to $6.3 million, $5.7 million, and $4.9 million in 2013, 2012, and 2011, respectively. The unpaid principal balance of SBA loans serviced for third parties was $885.4 million, $758.3 million and $555.5 million at December 31, 2013, 2012 and 2011, respectively.